Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Balance and Transactions

14. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Tai Wai (Stephen) Lam, a director and a shareholder of the Company.
(b)	Chi Weng Tam, a director, an executive officer and a shareholder of the Company.
(c)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited
(d)	Gaderway Investments Limited, the shareholder of the Company.

a.	Accounts receivable – a related party

As of December 31, 2023 and June 30, 2024, the balances of accounts receivable from a related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		HK$	HK$	US$
PrimeTime Global Technologies Limited (c)	(1)	410,899	-	-

(1)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as of December 31, 2023 was fully settled on February 22, 2024.

b.	Due to a related party

As of December 31, 2023 and June 30, 2024, the balances of amounts due to a related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		HK$	HK$	US$
Gaderway Investments Limited (d)	(2)	306,110	306,110	39,190

(2)	Gaderway Investments Limited, the shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand.

c.	Personal guarantees from related parties for bank loans

Tai Wai (Stephen) Lam and Chi Weng Tam, the directors and shareholders of the Company, have jointly or severally provided personal guarantees for several bank loans of the Company. For details, please refer to Note 11.